Commitments and Contingencies Lease Commitments (Details) (USD $)	Dec. 31, 2011
Lease Commitment [Line Items]
2012	$ 1,407,800
2013	832,700
2014	563,600
2015	553,700
2016	563,900
Thereafter	293,200
Total minimum lease payments	$ 4,214,900